Cash & Cash Equivalents	12 Months Ended
May 31, 2012
Cash & Cash Equivalents:
Cash & Cash Equivalents

 NOTE 4 – CASH & CASH EQUIVALENTS

As of the balance sheet dates, cash & cash equivalents are summarized as follows:

	2012	2011

Cash and bank	$868,462	$4,181,973
Time deposits	2,651,786	398,216

Total	$3,520,248	$4,580,189

As of the balance sheet dates, the time deposits had a maturity term of less than three months.